Financial instruments included in the statement of financial position and impact on income - Schedule of financial assets/liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 119,717	€ 35,634
Total financial assets, at fair value	119,717	35,634
Total financial liabilities	56,085	52,296
Total financial liabilities, at fair value	56,085	52,296
Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	56,085	52,296
Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	44,107	43,435
Total financial liabilities, at fair value	44,107	43,435
Non-current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	44,107	43,435
Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	4,872	1,091
Total financial liabilities, at fair value	4,872	1,091
Current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	4,872	1,091
Trade payables and other payables
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	7,106	7,770
Total financial liabilities, at fair value	7,106	7,770
Trade payables and other payables | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	7,106	7,770
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets	505	529
Total financial assets, at fair value	505	529
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total financial assets	62	11
Total financial assets, at fair value	62	11
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total financial assets	119,151	35,094
Total financial assets, at fair value	119,151	35,094
Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Total financial assets	104	130
Financial assets carried at fair value through profit or loss | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets	104	130
Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial assets	119,613	35,504
Financial assets at amortised cost | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets	401	399
Financial assets at amortised cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total financial assets	62	11
Financial assets at amortised cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 119,151	€ 35,094